Condensed Parent Company Financial Information - Summary of Condensed Statements of Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest on securities	$ 7,772	$ 7,572	$ 7,344	$ 6,949	$ 7,014	$ 6,766	$ 6,413	$ 6,247	$ 6,295	$ 5,863	$ 5,813	$ 5,661	$ 29,637	$ 26,440	$ 23,632
Unrealized loss on equity securities													(6)
NET INCOME	$ 2,492	$ 2,432	$ 2,324	$ 2,164	$ 1,779	$ 1,866	$ 1,726	$ 1,730	$ 1,953	$ 1,694	$ 1,611	$ 1,480	9,412	7,101	6,738
COMPREHENSIVE INCOME													8,692	7,421	6,281
Parent Company [Member]
Interest on securities													2	2	2
Dividends from subsidiary													2,865	2,600	2,450
Unrealized loss on equity securities													(6)
Total income													2,861	2,602	2,452
Operating expenses													357	348	384
Income before taxes and undistributed equity income of subsidiary													2,504	2,254	2,068
Income tax benefit													(76)	(123)	(131)
Equity earnings in subsidiary, net of dividends													6,832	4,724	4,539
NET INCOME													9,412	7,101	6,738
COMPREHENSIVE INCOME													$ 8,692	$ 7,421	$ 6,281